OFFERED THROUGH
                                                      UNIFIED FUND SERVICES INC.
                                                      431 N. PENNSYLVANIA STREET
                                                     INDIANAPOLIS, IN 46204-1806

LIQUID GREEN ACCOUNT
HUNTINGTON MONEY MARKET FUND
Investment A Shares
______________________________________________________________________________
SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003


There has been a change in the account number to which wires should be sent. Therefore, in the Liquid Green Account prospectus for Investment A Shares of the Huntington Money Market Fund, under the section "How to Buy Shares," please delete the payment by wire instructions in its entirety and replace it with the following:

Make Payment

o     By Federal funds wire to:

   Huntington National Bank, N.A.
   ABA #044000024
   Liquid Green Account
   Account #01892240239
   Further Credit: Shareholder name and account number

   (The Fund will treat your order as having been received immediately upon receipt by its transfer agent.)


                                                           October 31, 2003
Cusip 446327108

 (10/03)